Deferred dry dock and special survey costs, net	6 Months Ended
Jun. 30, 2025
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

6.	Deferred dry dock and special survey costs, net:

The movement in deferred charges, net, in the accompanying unaudited interim Consolidated Balance Sheets are as follows:

2025

Balance January 1,	$1,214
Additions	1,480
Amortization of special survey costs	(264)
Balance June 30,	$2,430

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim Condensed Consolidated Statement of Comprehensive Income/(Loss).